NOTES PAYABLE: Schedule of Debt (Tables)	Dec. 31, 2021
Nine-months Ended September 30
Schedule of Debt
Unsecured debt with shareholders of the Company, no due date, 0% interest,	866
Unsecured debt, due 2/15/23, 10% interest, default interest at 16%.	93,174

TOTAL	$94,040

Year Ended December 31
Schedule of Debt
Unsecured debt with shareholders of the Company, no due date, 0% interest,	866

Unsecured debt with shareholders of the Company, no due date, 8% interest,	170,000

TOTAL	$170,866